Share Capital	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Share Capital

NOTE 8—SHARE CAPITAL

a. Share capital

1)	As of December 31, 2017 and 2016 the share capital of the Company was as follows:

	Number of Shares
	Authorized		Issued and Outstanding
	December 31,		December 31,
	2017	2016	2017	2016
Ordinary shares of NIS 0.01 par value	100,000,000	17,600,000	13,751,390	2,305,743
Series A and A-1 preferred shares of NIS 0.01 par value	-	14,400,000	-	5,193,427

Terms of the Company’s ordinary shares

Each ordinary share is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available, when and if declared by the Board of Directors. Since its inception, the Company has not declared any dividends.

2)

In October 2015 the Company entered into an asset purchase agreement with Telormedix SA (“TMX”) pursuant to which the Company purchased all of the intellectual property assets of TMX (in process R&D) in consideration for 691,200 Series A preferred shares of the Company at a price per share of $5.94, which were subsequently converted into ordinary shares on the date of the IPO. The Company will issue additional shares upon the occurrence of each of three milestones as set in the agreement. The Company has deemed the probability of achieving these milestones to be remote. The acquired intellectual property costs totaling $4.1 million were expensed as incurred to research and development costs in accordance with ASC 730, as the intellectual property is purchased from others for a particular research and development project and has no alternative future uses and therefore no separate economic value.

3)

On April 19, 2017, the Company’s board of directors and shareholders approved an aggregate 3.2 for-1 share split of the Company’s ordinary, Preferred A and Preferred A-1 shares. The share split was effected on April 19, 2017 by the issuance of 2.2 ordinary shares for each outstanding ordinary, Preferred A and Preferred A-1 share held immediately prior to the share split.

4)

In May 2017, the Company completed an IPO on the Nasdaq Stock Market, in which it issued 5,144,378 ordinary shares, at a public offering price of $13.00 per share, in consideration for $60.8 million, net of underwriting discounts and commissions and issuance costs, including exercise of the underwriters’ option to purchase additional 671,005 ordinary shares at the IPO price.

Upon the completion of the IPO, the Company converted all outstanding warrants for Preferred A 1 shares into 364,036 Preferred A-1 shares of the Company. Subsequently, the Company converted all outstanding Preferred A and Preferred A-1 shares into ordinary shares at a ratio of 1:1. As of December 31, 2017, the Company’s share capital was composed entirely of ordinary shares.

In addition, during the years ended December 31, 2017 and 2016, the Company recorded $0.0 and $1.7 million, respectively, in general and administrative expenses related to IPO costs, in accordance with SEC staff Bulletin Topic 5A.

5)

The Company’s convertible preferred shares included Series A and A-1 preferred shares. The exercise price of Series A preferred shares was $5.94 and the exercise price of Series A-1 preferred shares was $7.81.

The holder of each preferred share was: (i) entitled to the number of votes which was equal to the number of ordinary shares into which such preferred share was then convertible, (ii) had voting rights and powers equal to the voting rights and powers of any holder of ordinary shares and would vote as a single class with the holders of ordinary shares, and (iii) be entitled to notice of any meeting of the shareholders.

From and after the date of the issuance of any preferred shares, dividends at the rate per annum of 8% of the original purchase price (as defined) per share accrued on such preferred shares (subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to the preferred shares).

The holders of preferred shares had the following conversion rights:

Optional conversion - each preferred share was convertible, at the option of the holder thereof, at any time after the date of issuance of such share into such number of fully paid shares of ordinary shares as was determined by dividing the original purchase price by the conversion price applicable to such share, in effect on the date that the certificate was surrendered for conversion. The initial conversion price of the preferred shares was the original purchase price; provided, however, that the conversion price for the preferred shares was subject to certain adjustments.

Automatic conversion - Each preferred share was to be automatically converted into ordinary shares at the conversion price at the time in effect for such preferred share, on the consummation of any one of the following events:

i)	Upon the closing of an IPO, where the Company’s pre-money valuation was $75,000 or more with net proceeds to the Company of $25,000 or more (a “Qualified Public Offering”); or
ii)	In the event that holders of a majority of sixty percent (60%) of the then outstanding preferred shares, voting as a single class, consent to such.

As noted in 8a4, in May 2017, upon completion of the IPO, all of the convertible preferred shares were converted into ordinary shares.

Prior to the IPO, the Series A preferred shares were classified within permanent equity as they were not subject to liability classification under the scope of ASC 480, and meet all the requirements of equity classification under ASC 480-10-S99.

6)

During 2017, the Company received $404 from a portion of the exercise of 812,222 options into 743,806 ordinary shares, which were net of 68,416 shares surrendered to pay the exercise price on the balance.

7)

In January 2018, the Company completed a secondary public offering on the Nasdaq Stock Market of 1,682,926 ordinary shares, at a public offering price of $41.00 per share, in consideration for $64 million net of underwriting discounts and commissions and issuance costs, including exercise of the underwriters’ option to purchase additional 219,512 ordinary shares at the public offering price.

b. Share-based compensation

In October 2010, the Company’s board of directors approved a share option plan (the “Plan”) for grants to Company employees, consultants, directors, and other service providers.

The grant of options to Israeli employees under the Plan is subject to the terms stipulated by Section 102 of the Israeli Income Tax Ordinance (“Section 102”). The option grants are subject to the track chosen by the Company, either the “regular income” track or the “capital gains” track, as set out in Section 102. The Company registered the Plan under the capital gains track, which offers more favorable tax rates to the employees. As a result, and pursuant to the terms of Section 102, the Company is not allowed to claim as an expense for tax purposes the amounts credited to the employees in respect of options granted to them under the Plan, including amounts recorded as salary benefits in the Company’s accounts, with the exception of the work-income benefit component, if any, determined on grant date. For non-employees and for non-Israeli employees, the Plan is subject to Section 3(i) of the Israeli Income Tax Ordinance.

The expected volatility is based on the historical volatility of comparable companies. The risk-free interest rate assumption is based on observed interest rates appropriate for the expected term of the options granted in dollar terms. The expected term is the length of time until the expected dates of exercising the options and is estimated for employees (except senior management) using the simplified method due to insufficient specific historical information of employees’ exercise behavior, and for non-employees, directors and senior management using the contractual term.

In March 2017, the Company’s board of directors adopted the 2017 Equity Incentive Plan ("2017 Plan"), which was approved by the shareholders in April 2017. The 2017 Plan provides for the grant of incentive stock options to the Company's employees and for the grant of nonstatutory stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, performance stock awards, performance cash awards, and other forms of stock awards to the Company's employees, directors and consultants.

The maximum number of ordinary shares that may initially be issued under the 2017 Plan is 1,400,000. In addition, the number of ordinary shares reserved for issuance under the 2017 Plan will automatically increase on January 1st of each calendar year, from January 1, 2018 through January 1, 2026, so that the number of such shares reserved for issuance will equal 12% of the total number of ordinary shares outstanding on the last day of the calendar month prior to the date of each automatic increase, or a lesser number of shares determined by our board of directors. The maximum number of ordinary shares that may be issued upon the exercise of incentive stock options under the 2017 Plan is 5,600,000.

The plan administrator determines the exercise price for stock options, within the terms and conditions of the 2017 Plan, provided that the exercise price of a stock option generally cannot be less than 100% of the fair market value of our Ordinary Shares on the date of grant. Options granted under the 2017 Plan vest at the rate specified in the stock option agreement as determined by the plan administrator.

In April 2017, the Company’s board of directors approved modifications of performance conditions for 67,200 restricted stock units and contingent options for executive management. The Company recorded an expense of $527 under general and administrative expenses with respect to these modifications.

For the years ended December 31, 2017 and 2016, the Company granted options to certain employees and non-employees as follows:

1)	Options granted to employees and directors:

Set forth below are grants made by the Company to employees and directors as of December 31, 2017. The majority of the options vest over a period of four years and expire on the seventh anniversary of the date of grant.

a)	During 2017, the Company granted 712,900 options and restricted stock units to employees and directors with exercise prices ranging from $0 to $39.26 per share.
b)	During 2016, the Company granted 404,813 options to employees and directors with exercise prices ranging from $5 to $5.94 per share.
c)	During 2015, the Company granted 1,098,777 options to employees and directors with prices ranging from $0 to $5.94 per share.

The fair value of options granted to employees and directors during 2017, 2016 and 2015 was $14,249, $906 and $2,334, respectively.

The total unrecognized compensation cost of employee and director options at December 31, 2017 is $14,131, which is expected to be recognized over a weighted average period of 3.31 years.

The fair value of options granted to employees and directors on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are as follows:

	2017	2016	2015
Value of ordinary shares	$13.00-39.26	$2.98-5.54	$2.98-3.01
Dividend yield	0%	0%	0%
Expected volatility	71.53%-76.32%	74.8%-80%	69.78%-76.68%
Risk-free interest rate	1.85%-2.47%	1.4%–2.13%	0.38%–2.08%
Expected term	5.5-10 years	7 years	1-7 years

2)	Options granted to consultants and other service providers:

There were no new grants issued to consultants and service providers in 2017.

During 2016 and 2015, the Company granted 132,032 and 203,820 options, respectively, to consultants and service providers with an exercise price ranging from $0 to $5.94 per share.

The fair value as of December 31, 2016 and 2015 of options granted to consultants and other service providers during 2016 and 2015 was $671 and $57, respectively.

The fair value of options granted to consultants and other service providers was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are as follows:

	2017	2016	2015
Value of ordinary shares	$1.58-37.21	$1.58-7.96	$2.98
Dividend yield	0%	0%	0%
Expected volatility	68.45%-74.50%	72.72%-80%	73.31%-76.3%
Risk-free interest rate	1.38%-2.26%	1.56%-2.27%	1.88%-2.07%
Expected term	3.9-5.9 years	5.8-8.5 years	6.8-7 years

3)	The following table summarizes the number of options outstanding under the Plan for the years ended December 31, 2017, 2016 and 2015, and related information:

	Employees and Directors			Consultants and Service providers
	Number of options		Weighted Average price per share	Number of options	Weighted Average price per share
Outstanding as of January 1, 2015	595,823		$3.69	332,500	$3.14
Granted	1,098,777		$2.99	203,826	$2.98
Canceled/Forfeited	(8,000)		$5.00	(23,088)	$2.33
Outstanding as of December 31, 2015	1,686,600		$3.23	513,238	$3.48
Granted	404,813		$3.50	132,032	$7.15
Canceled/Forfeited	(60,800)		$3.03	(6,000)	$1.58
Exercised	-		$-	(4,784)	$2.45
Outstanding as of December 31, 2016	2,030,613		$3.29	634,486	$4.27
Granted	712,900	*	$24.62	-	$-
Canceled/Forfeited	(39,500)		$5.77	(5,686)	$2.93
Exercised	(682,184)		$3.49	(130,038)	$2.92
Outstanding as of December 31, 2017	2,021,829		$10.70	498,762	$4.64

*Including 38,400 ordinary shares issuable upon the vesting of options granted in 2016, which were contingent upon the closing of the IPO.

4)	The following table summarizes the outstanding and exercisable options and restricted stock units as of December 31, 2017:

Options outstanding			Options exercisable
Exercise price per share	Number of options outstanding at end of year	Weighted average remaining contractual life	Number of options exercisable at end of year	Weighted average remaining contractual life
$0.00 - 10.00	1,948,091	4.62	1,142,310	3.98
$10.01 - 20.00	292,500	9.49	52,501	9.51
$20.01 - 30.00	100,000	9.82	-	-
$30.01 - 40.00	180,000	9.81	-	-
	2,520,591		1,194,811

The aggregate intrinsic value of the total vested and exercisable options and restricted stock units as of December 31, 2017 is $38,308.

5)	The following table illustrates the effect of share-based compensation on the statements of operations:

	Year ended December 31,
	2017	2016	2015
Research and development expenses	$3,923	$1,167	$170
General and administrative expenses	2,377	800	279
	$6,300	$1,967	$449